SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements include all wholly owned subsidiaries and majority owned subsidiaries. The non-controlling interest relating to majority owned subsidiaries is not significant for presentation. All intercompany accounts and transactions have been eliminated.

The information furnished in the condensed consolidated financial statements includes normal recurring adjustments and reflects all adjustments, which are, in the opinion of management, necessary for a fair presentation of the results of operations and statements of financial position for the interim periods presented. Certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations. We believe that the disclosures are adequate to make the information presented not misleading when read in conjunction with the audited consolidated financial statements and the notes thereto included elsewhere in this prospectus. The December 31, 2013 condensed consolidated balance sheet data was derived from the audited financial statements but does not include all disclosures required by U.S. GAAP. Unless otherwise indicated, all amounts are in thousands except share and per share amounts.

Our interim operating results for the three months ended March 31, 2014 are not necessarily indicative of the results to be expected in future operating quarters. See the section captioned “Risk Factors” elsewhere in this prospectus, for additional information regarding risk factors that may impact our results.

Management’s Discussion and Analysis of Financial Condition and Results of Operations and Note 2 to the consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2013, describe the significant accounting policies and estimates used in preparation of the consolidated financial statements. There have been no significant changes in our critical accounting estimates during the three months ended March 31, 2014.

Basis of Presentation and Principles of Consolidation

We prepare our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include all wholly owned subsidiaries and majority owned subsidiaries. The non-controlling interest relating to majority owned subsidiaries is not significant for presentation. All intercompany accounts and transactions have been eliminated.

Use of Estimates

Use of Estimates

Preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the allowance for doubtful accounts, valuation allowance on deferred tax assets, intangible assets and other long-lived assets, share based compensation, reserves for general liability, workers’ compensation, and medical insurance, as well as common stock and redeemable preferred stock prior to our IPO. Management believes the accounting estimates are appropriate and reasonably determined; however, due to the inherent uncertainties in making these estimates, actual amounts could differ from such estimates.

Use of Estimates

Preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the allowance for doubtful accounts, valuation allowance on deferred tax assets, valuation of the reporting unit, intangible assets and other long-lived assets, share based compensation, reserves for general liability, workers’ compensation and medical insurance and common stock and preferred stock. Management believes the accounting estimates are appropriate and reasonably determined; however, due to the inherent uncertainties in making these estimates, actual amounts could differ from such estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly-liquid investments purchased with original term to maturity of three months or less to be cash equivalents. All such items referenced herein are classified as cash and we have no items classified as cash equivalents as of the years ended December 31, 2012 or 2013. Substantially all cash is held in one bank. The bank provides FDIC coverage of $250 per depositor. Included in accounts payable are outstanding checks of $1,480 and $1,770 as of December 31, 2012 and 2013, respectively. Included in accrued compensation are outstanding checks of $506 and $328 as of December 31, 2012 and 2013, respectively. We manage our cash to a zero balance account and borrow funds under our Revolving Line of Credit (the “LOC”) to cover outstanding checks. See Note 5, Long-Term Debt, for further details on the LOC.

Restricted Cash

Restricted Cash

Restricted cash consists of deposits held by our insurance carrier for general liability and workers’ compensation reserves. Restricted cash is not considered cash and cash equivalents for purposes of the statements of cash flows. Classification between current and long-term is dependent upon the timing of the intended use of each particular reserve.

Revenue Recognition

Revenue Recognition

Revenue from the sale and installation of products is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable and (iv) the ability to collect is reasonably assured. Revenue from the sale and installation of products is recognized net of adjustments and discounts and at the time the installation is complete.

Business Combinations

Business Combinations

The purchase price for business combinations is allocated to the estimated fair values of acquired tangible and intangible assets, including goodwill, and assumed liabilities, where applicable. Additionally, we recognize customer relationships, trademarks and trade names, and non-competition agreements as identifiable intangible assets. These assets are recorded at fair value as of the transaction date. The fair value of these intangibles is determined primarily using the income approach and using current industry information which involves significant unobservable inputs (Level 3 inputs). These inputs include projected sales, margin, and tax rate.

Accounts Receivable

Accounts Receivable

We account for trade receivables based on amounts billed to customers. Past due receivables are determined based on contractual terms. We do not accrue interest on any of our trade receivables.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

We maintain an allowance for doubtful accounts for estimated losses resulting from the failure of customers to make required payments. The allowance is determined by management based on our historical losses, specific customer circumstances, and general economic conditions. We analyze aged accounts receivable and generally increase the allowance as receivables age. Management reviews accounts receivable and records an allowance for specific customers based on current circumstances and charges off the receivable against the allowance when all attempts to collect the receivable have failed. This analysis is performed regularly and the allowance is adjusted accordingly.

Allowance for doubtful accounts receivable
January 1, 2011	$2,172
Charged to costs and expenses	2,156
Charged to other accounts (1)	337
Deductions (2)	(3,094)

December 31, 2011	1,571
Charged to costs and expenses	482
Charged to other accounts (1)	563
Deductions (2)	(1,204)

December 31, 2012	1,412
Charged to costs and expenses	1,038
Charged to other accounts (1)	479
Deductions (2)	(1,191)

December 31, 2013	$1,738

(1)	Recovery of receivables previously written off as bad debt
(2)	Write-off of uncollectible accounts receivable

Deferred Offering Costs

Deferred Offering Costs

Included on the Consolidated Balance Sheet at December 31, 2013 are deferred expenses related to our February 19, 2014 Initial Public Offering totaling $5,156. See Note 1, Organization, for further details of our Initial Public Offering.

Concentration of Credit Risk

Concentration of Credit Risk

Credit risk is our risk of financial loss from the non-performance of a contractual obligation on the part of our counterparty. Such risk arises principally from our receivables from customers and cash and bank balances. Substantially all of our trade accounts receivable are from entities engaged in residential and commercial construction. We perform periodic credit evaluations of our customers’ financial condition. The general credit risk of our counterparties is not considered to be significant. In addition, no individual customer made up more than 3.0% of net revenue for the years ended December 31, 2011, 2012 and 2013.

Inventories

Inventories

Inventories consist of insulation, garage doors, rain gutters, shower doors, mirrors, closet shelving and other products. We install these products but do not manufacture them. We value inventory at the lower of cost or market with cost determined using the first-in, first-out (“FIFO”) method. As of December 31, 2012 and 2013, all inventory was finished goods.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. We provide for depreciation and amortization of property and equipment using the straight-line method, over the expected useful lives of the assets. Leasehold improvements are amortized over the shorter of the useful life or the remaining lease term. Expected useful lives of property and equipment vary but generally are the shorter of lease life or five years for vehicles, three to five years for furniture, fixtures and equipment, shorter of lease life or five years for leasehold improvements and 30 years for buildings.

Major renewals and improvements are capitalized. Maintenance, repairs and minor renewals are expensed as incurred. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is recorded.

Goodwill

Goodwill

Goodwill results from business combinations and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Annually, on October 1, or if conditions indicate an earlier review is necessary, we assess qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount and if it is necessary to perform the quantitative two-step goodwill impairment test. If we perform the quantitative test, we compare the carrying value of the reporting unit to an estimate of the reporting unit’s fair value to identify potential impairment. The estimate of the reporting unit’s fair value is determined by weighting a discounted cash flow model and a market- related model using current industry information that involve significant unobservable inputs (Level 3 inputs). In determining the estimated future cash flow, we consider and apply certain estimates and judgments, including current and projected future levels of income based on management’s plans, business trends, prospects and market and economic conditions and market-participant considerations. If the estimated fair value of the reporting unit is less than the carrying value, a second step is performed to determine the amount of the potential goodwill impairment. If impaired, goodwill is written down to its estimated implied fair value.

Impairment of Other Intangible and Long-Lived Assets

Impairment of Other Intangible and Long-Lived Assets

Other intangible assets consist of customer relationships, non-competition agreements and business trademarks and trade names. Amortization of finite lived intangible assets is recorded to reflect the pattern of economic benefits based on projected revenues over their respective estimated useful lives (customer relationships – 10 years, non-competition agreements – two to five years and business trademarks and trade names – eight to 15 years). We do not have any indefinite-lived intangible assets other than goodwill.

We review long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when estimated future cash flows expected to result from the use of an asset and its eventual disposition are less than its carrying amount. When impairment is identified, the carrying amount of the asset is reduced to its estimated fair value. Assets to be disposed of are recorded at the lower of net book value or fair market value less cost to sell at the date management commits to a plan of disposal. An intangible asset impairment related to continuing operations of $1,687 and $352 is included in other operating expenses for the years ended December 31, 2011 and 2012, respectively. In 2011, the impairment charges also included $1,074 of impaired intangibles related to discontinued operations. There is no impairment loss for the year ended December 31, 2013.

Other Liabilities

Other Liabilities

Our workers’ compensation insurance is primarily under a high-deductible insurance policy and our general liability insurance is under a self-insured retention program (“SIR”). We are insured for covered claims above the deductible and SIR. The liabilities represent our best estimate of our costs, using generally accepted actuarial reserving methods, of the ultimate obligations for reported claims plus those incurred but not reported for all claims incurred through December 31, 2011, 2012 and 2013. We establish case reserves for reported claims using case-basis evaluation of the underlying claims data and we update as information becomes known. We regularly monitor the potential for changes in estimates, evaluate our insurance accruals and adjust our recorded provisions.

The assumptions underlying the ultimate costs of existing claim losses are subject to a high degree of unpredictability, which can affect the liability recorded for such claims. For example, variability in inflation rates of health care costs inherent in workers’ compensation claims can affect the ultimate costs. Similarly, changes in legal trends and interpretations, as well as a change in the nature and method of how claims are settled can affect ultimate costs. Our estimates of liabilities incurred do not anticipate significant changes in historical trends for these variables, and any changes could have a considerable effect on future claim costs and currently recorded liabilities.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense was approximately $343 and $385 for the three months ended March 31, 2014 and 2013, respectively, and is included in selling expense on the Condensed Consolidated Statements of Operations.

Advertising Costs

Advertising costs are expensed as incurred. Advertising expense was approximately $1,440, $1,694 and $1,610 for the years ended December 31, 2011, 2012 and 2013, respectively, and is included in selling expense on the Consolidated Statements of Operations.

Other Operating Expenses

Other Operating Expenses

A net gain on litigation settlement of $6,975 and $31 was recognized in 2012 and 2013, respectively, due to the settlement of a class action lawsuit in which we were one of the plaintiffs. The lawsuit related to excess material prices being charged by certain manufacturers and was settled in 2012.

Also included in other operating expenses in 2012 is a $960 gain from insurance proceeds related to the replacement of property and equipment and business interruption due to a fire at a single location in 2011. We paid $1,407 of settlement expenses in 2013 related to two lawsuits against us. $881 of these settlement expenses is included in other operating expenses in 2013. The remaining expense is included in Administrative Operating Expenses. See Note 11, Commitments and Contingencies, for further information about these lawsuits.

Deferred Offering Costs

Deferred Offering Costs

Included on the Condensed Consolidated Balance Sheet at December 31, 2013 are deferred expenses related to our IPO totaling $5,156. See Note 1, Organization, for further details of our IPO. These deferred expenses were charged against equity upon the completion of the IPO in accordance with U.S. GAAP. As of March 31, 2014, we charged total offering costs of $8,661 against equity.

Deferred Financing Costs

Deferred financing costs totaling $496 and $321, net are amortized over the term of the related debt using the effective interest method and are included in other non-current assets on the Consolidated Balance Sheets as of December 31, 2012 and 2013, respectively. The related amortization expense of these costs was $696, $175, and $175 and is included in interest expense on the Consolidated Statements of Operations for the years ended December 31, 2011, 2012 and 2013, respectively.

Share-Based Compensation

Share-Based Compensation

As further described in Note 1, Organization and Recapitalization, two of our stockholders, issued membership interests in their equity to certain of our employees (the “Awards”). Certain of these employees were granted Employee Puts.

When the employees received the Awards, the then fair value of the Awards less any consideration in exchange for the Awards was recorded as compensation expense. In accordance with the terms of the Awards, they were deemed equity-classified instruments as there is no service or vesting period associated with these Awards and all compensation expense was recognized upon issuance.

Upon issuance of the Employee Puts, the then fair value of the Employee Puts received was recorded as compensation expense over the service period, if applicable. The Employee Puts are deemed to be liability-classified instruments that are directly associated with the Awards. As such, both the Awards and the Employee Puts are accounted for as liability-classified instruments as of the issuance date of the Employee Put. During the period for which the Employee Puts are exercisable, both the Employee Puts and the associated Awards are re-measured to fair value each reporting period.

It was assumed that Employee Puts will be exercised at the greater of the fixed price or fair market value. In the absence of a publicly traded market, the fair market value of the Employee Puts and underlying units are estimated primarily using discounted cash flow and, secondarily, using other market-related models that factor in current industry trends. In determining the estimated future cash flow, we consider and apply certain estimates and judgments, including current and projected future levels of income based on management’s plans, business trends, prospects and market and economic conditions and market-participant considerations. The adjustment to the carrying fair value is based upon an equity rate of return for a public company in our industry with similar financial trends and characteristics. The fair value of our common stock is used to determine the value of the Employee Puts based on their ownership interest.

Because the awards were granted by a related party as compensation to our employees, the compensation associated with the awards and the related puts was pushed down by the related parties to IBP and recorded as non-cash compensation expense. This expense totaled $780 and $4,658 in 2011 and 2012, respectively, and is included in administrative expenses on our Consolidated Statement of Operations. There was no similar expense recognized in 2013.

Effective November 30, 2013, the Employee Puts between Jeffrey Edwards and our other executive officers were terminated.

Self-Insurance Liabilities

Self-Insurance Liabilities

We use a combination of insurance and self-insurance for a number of risks, including, but not limited to, workers’ compensation, general liability, vehicle liability, property and our obligation for employee-related health care benefits. Liabilities relating to these claims associated with these risks are estimated by considering historical claims experience, including frequency, severity, demographic factors, and other actuarial assumptions. In estimating our liability for such claims, we periodically analyze our historical trends, including loss development, and apply appropriate loss development factors to the incurred costs associated with the claims with the assistance of external actuarial consultants.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability method. Under this method, the amount of taxes currently payable or refundable are accrued, and deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences that currently exist between the tax basis and financial reporting basis of our assets and liabilities.

Valuation allowances are established against deferred tax assets when it is more likely than not that the realization of those deferred tax assets will not occur. In evaluating our ability to recover our deferred tax assets within the jurisdiction from which they arise, we consider all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, the ability to produce future taxable income, tax planning strategies available and recent financial operations. In projecting future taxable income, we begin with historical results adjusted for the results of discontinued operations and changes in accounting policies and incorporate assumptions including the amount of future federal and state pretax operating income, the reversal of temporary differences, and the implementation of feasible and prudent tax planning strategies. These assumptions require significant judgment about the forecasts of future taxable income and are consistent with the plans and estimates we use to manage the underlying businesses.

Deferred tax assets and liabilities are measured using the enacted tax rates in effect in the years when those temporary differences are expected to reverse. The effect on deferred taxes from a change in tax rate is recognized through continuing operations in the period that includes the enactment date of the change. Changes in tax laws and rates could also affect recorded deferred tax assets and liabilities in the future. Management is not aware of any such changes that would have a material effect on our results of operations, cash flows, or financial position.

A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more likely than not recognition threshold to be recognized.

We recognize tax liabilities for uncertain tax positions and adjust these liabilities when our judgment changes as a result of the evaluation of new information not previously available. Liabilities related to uncertain tax positions are recorded in other long-term liabilities on the Consolidated Balance Sheets. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the current estimate of the tax liabilities. These differences will be reflected as increases or decreases to income tax expense and the effective tax rate in the period in which the new information becomes available. Interest and penalties related to unrecognized tax benefits are recognized within income tax expense in the Consolidated Statements of Operations. Accrued interest and penalties are recognized in accrued expenses on the Consolidated Balance Sheets.

Our income tax expense, deferred tax assets and liabilities and reserves for unrecognized tax benefits reflect management’s best assessment of estimated future taxes to be paid. We are subject to income taxes in the United States which includes numerous state and local jurisdictions. Significant judgments and estimates are required in determining the income tax expense, deferred tax assets and liabilities and the reserve for unrecognized tax benefits.

Discontinued Operations

Discontinued Operations

We continually review each of our markets in order to refine our overall investment strategy and to optimize capital and resource allocations in an effort to enhance our financial position and to increase Company value. This review entails an evaluation of both external market factors and our position in each market and over time has resulted in the decision to discontinue certain locations. Customers of discontinued locations will not be served by other locations. There were no material assets or liabilities related to our discontinued operations as of December 31, 2012 or 2013. Discontinued operations were not segregated in the Consolidated Statements of Cash Flows.

Estimated Fair Value of Financial Instruments

Estimated Fair Value of Financial Instruments

Accounts receivable, accounts payable, and accrued liabilities as of December 31, 2012 and 2013 approximate their fair value due to the short-term maturities of these financial instruments. The carrying amounts of the long-term debt under the revolving line of credit approximates its fair value as of December 31, 2012 and 2013 due to the short term maturities of the underlying variable rate LIBOR agreements. This represents a Level 2 fair value measurement.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amendment clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 and should be retrospectively applied to all comparative periods presented. We have concluded that this ASU has not had a material impact on our consolidated financial statements because the scope clarification does not change our position for the three months ended March 31, 2014.

In July 2013, the FASB issued ASU 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force)”. This update clarifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations where a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Retrospective application is permitted. We have concluded that this ASU will not have a material impact on our consolidated financial statements.

Recently Adopted Accounting Pronouncements

In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The amendment clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 and should be retrospectively applied to all comparative periods presented. We have concluded that this ASU will not have a material impact on our consolidated financial statements because the Company has already implemented the provisions of ASU 2011-11 and the scope clarification does not change our position for the year ended December 31, 2013.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In April 2014, the FASB issued ASU 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity.” The amendments in this update change the requirements for reporting discontinued operations in Subtopic 205-20. A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. This ASU is effective prospectively for fiscal years, and interim periods within those years, beginning on or after December 15, 2014. We are still evaluating whether this ASU will have a material impact on our consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In July 2013, the FASB issued ASU 2013-11, “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force)”. This update clarifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations where a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Retrospective application is permitted. We have concluded that this ASU will not have a material impact on our consolidated financial statements

In December 2013, the FASB issued ASU 2013-12, “Definition of a Public Business Entity: An Addition to the Master Glossary.” This update amends the Master Glossary of the FASB Accounting Standards Codification to include one definition of public business entity for future use in U.S. GAAP. This update also identifies the types of business entities that are excluded from the scope of the Guide. The amendment specifies that an entity that is required by the SEC to file or furnish financial statements with the SEC, or does file or furnish financial statements with the SEC, is considered a public business entity. Based on this definition we have concluded that the Company is a public business entity under the new standard. There is no effective date for the amendment however the term business public entity will be used in future Accounting Standards Updates. We have concluded that this ASU will not have a material impact on our consolidated financial statements.